Accounts receivable, net (Tables)	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Schedule of accounts receivable
	As of	As of
	December 31, 2024	December 31, 2023
Accounts receivable	$1,277,928	$2,388,972
Less: expected credit loss allowance	-	(97,332)
	$1,277,928	$2,291,640

Schedule of maturity analysis

	As of	As of
	December 31, 2024	December 31, 2023
Not past due	$1,210,294	$2,272,329
Up to 30 days	49,695	8,485
31 to 90 days	17,939	14,539
91 to 180 days	-	33,571
Over 180 days	-	60,048
	$1,277,928	$2,388,972